SHARE-BASED COMPENSATION - Schedule of Fair Value Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value at grant date	$ 0.64	$ 1.03
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free annual interest rate, Minimum	3.80%	3.90%
Risk-free annual interest rate, Maximum	4.40%	4.30%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility, Minimum	72.80%	72.40%
Expected stock price volatility, Maximum	92.80%	84.40%
Minimum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of stock options	1 year 6 months	4 years 6 months
Forfeiture rate	19.30%	9.90%
Fair value at grant date	$ 0.33	$ 0.24
Stock price at grant date	0.51	0.87
Exercise price range	$ 0.51	$ 0.92
Maximum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of stock options	7 years	7 years 6 months
Forfeiture rate		34.00%
Fair value at grant date	$ 0.94	$ 1.55
Stock price at grant date	1.31	2.05
Exercise price range	$ 1.35	$ 6.62